Shareholder returns - (Details) - EUR (€) € / shares in Units, € in Millions	1 Months Ended	12 Months Ended	24 Months Ended
	Feb. 29, 2024	Mar. 31, 2024	Mar. 31, 2023
Shareholder returns
Shareholder returns		€ 199.5
Dividends paid	€ 200.0		€ 0.0
Dividends paid per share	€ 0.175
Recommended final dividend		€ 200.0
Recommended final dividend per share		€ 0.178